Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components Of Income Tax Expense	The provision for income taxes includes these components:
	2018	2017
	(In thousands)

Taxes currently payable	$425	$1,499
Deferred income taxes	375	545

Income tax expense	$800	$2,044

Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense
A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2018	2017
	(In thousands)

Computed at the statutory rate (21% in 2018 and 34% in 2017)	$1,067	$1,901
(Decrease) increase resulting from	—	—
Tax exempt interest	(262)	(17)
Earnings on bank-owned life insurance - net	(121)	(160)
Deferred tax re-valuation	—	216
Low income housing credit	(73)	—
Merger related expenses	55	—
Other	134	104

Actual tax expense	$800	$2,044

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on the Balance Sheets
The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2018	2017
	(In thousands)
Deferred tax assets
Allowance for loan losses	$292	$244
Stock based compensation	282	221
Allowance for losses on foreclosed real estate	11	31
Deferred compensation and ESOP	521	422
Intangible assets	54	65
Non-accrual loan interest	11	52
Unrealized losses on securities available for sale	—	61

Total deferred tax assets	1,171	1,096

Deferred tax liabilities
Depreciation	(208)	(144)
Deferred loan costs, net	(97)	(86)
FHLB stock dividends	(321)	(315)
Unrealized gains on securities available for sale	(138)	—
Prepaid expenses	(163)	—
Intangibles	(280)	—
Mortgage servicing rights	—	(9)
Employee benefit expense	(183)	(193)

Total deferred tax liabilities	(1,390)	(747)

Net deferred tax (liability) asset	$(219)	$349